FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of contractual maturities
As at December 31, 2018	Total	Year 1	Year 2-3	Years 4 and after
Accounts payable and accrued liabilities	$12,806,458	$12,806,458	$-	$-
Mortgage	13,248,486	3,790,610	9,457,876	-
Promissory note	800,000	200,000	400,000	200,000
Total	$26,854,944	$16,797,068	$9,857,876	$200,000

Schedule of carrying value and fair value of mortgage
As at December 31, 2018	Carrying Value	Fair Value
Mortgage	$13,248,486	$13,518,501

Schedule of significant unobservable inputs fair value measurement of level 3 financial instruments
Financial Asset/Liability	Valuation Method	Significant Unobservable inputs	Impact of unobservable inputs to fair value
Cannatrek Warrants	Black-Scholes option pricing Model	Share price	Increase/decrease in share price will result in an increase/decrease in fair value.